Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	The components of cash and cash equivalents are as follows:
	June 30, 2024	December 31, 2023
Cash and cash equivalents	2,942	3,059
Short-term investments	10,307	8,339
Total	13,249	11,398